DESCRIPTION OF REAL ESTATE PROPERTY (Details Textual) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Oct. 31, 2013
Houston 150 Homes [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired						$ 11,691,832
HOUSTON 18 HOMES [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired					$ 1,560,836
Jacksonville 31 [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired				$ 2,143,499
Memphis 60 [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired				$ 4,725,800
Memphis 21 [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired			$ 1,724,909
Jacksonville 53 [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired		$ 3,534,263
Jacksonville 53 [Member] | Silvergate Bank [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired		$ 3,526,985
Jacksonville 140 [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired	$ 9,417,682
Houston 100 [Member]
Business Acquisition, Purchase Price Allocation, Properties Acquired	$ 8,800,000